Note 8 - Lease Obligations (Detail) - Minimum Lease Payments (USD $)	Nov. 30, 2012	Nov. 30, 2011
2013	$ 62,470
2013	89,016
2014	49,251
	111,721
	89,016
Less: amounts representing interest at 14%	13,955
	97,766
	89,016
Less: Current portion	51,524	43,383
Balance, long-term portion	46,242	95,206
Balance, long-term portion	$ 89,016